Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 34.8%
	Communication Services - 3.3%
$ 1,070,000	AT&T, Inc.
	08/15/2058, 5.300%	$1,296,635
1,100,000	Charter Communications Operating LLC / Charter Communications Operating Capital
	10/23/2055, 6.834%	1,408,252
350,000	CSC Holdings LLC (a)
	01/15/2030, 5.750%	369,250
810,000	Cumulus Media New Holdings, Inc. (a)
	07/01/2026, 6.750%	863,155
1,270,000	Diamond Sports Group LLC / Diamond Sports Finance Company (a)
	08/15/2027, 6.625%	1,241,089
1,770,000	DISH DBS Corporation
	07/01/2026, 7.750%	1,837,459
1,850,000	Embarq Corporation
	06/01/2036, 7.995%	1,868,500
	Gray Television, Inc. (a)
155,000	07/15/2026, 5.875%	164,715
490,000	05/15/2027, 7.000%	543,813
500,000	GrubHub Holdings, Inc. (a)
	07/01/2027, 5.500%	462,513
350,000	iHeartCommunications, Inc.
	05/01/2026, 6.375%	378,656
100,000	Netflix, Inc.
	05/15/2029, 6.375%	112,107
150,000	Nexstar Broadcasting, Inc. (a)
	07/15/2027, 5.625%	158,355
1,295,000	The Interpublic Group of Companies, Inc.
	10/01/2048, 5.400%	1,571,726
680,000	United States Cellular Corporation
	12/15/2033, 6.700%	742,569
1,070,000	Viacom, Inc.
	04/30/2036, 6.875%	1,419,994
1,150,000	Zayo Group LLC / Zayo Capital, Inc.
	05/15/2025, 6.375%	1,185,926
		15,624,714
	Consumer Discretionary - 3.5%
2,500,000	Adient Global Holdings Ltd. (a)
	08/15/2026, 4.875%	2,137,562
100,000	Allison Transmission, Inc. (a)
	06/01/2029, 5.875%	108,107
1,305,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,369,062
1,000,000	Hasbro, Inc.
	03/15/2040, 6.350%	1,165,122
	L Brands, Inc.
110,000	11/01/2035, 6.875%	96,811
2,060,000	07/01/2036, 6.750%	1,782,106
1,360,000	Lear Corporation
	09/15/2027, 3.800%	1,391,633
1,475,000	Macy’s Retail Holdings, Inc.
	06/01/2024, 3.625%	1,476,764
850,000	MDC Holdings, Inc.
	01/15/2043, 6.000%	866,660
570,000	Sally Holdings LLC / Sally Capital, Inc.
	12/01/2025, 5.625%	592,088
260,000	Six Flags Entertainment Corporation (a)
	04/15/2027, 5.500%	272,304
1,185,000	Tapestry, Inc.
	07/15/2027, 4.125%	1,210,827
200,000	Taylor Morrison Communities, Inc. (a)
	06/15/2027, 5.875%	216,965
350,000	Tempur Sealy International, Inc.
	06/15/2026, 5.500%	368,313
1,800,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (a)
	09/01/2025, 5.375%	1,806,804
1,340,000	Whirlpool Corporation
	06/01/2046, 4.500%	1,393,475
		16,254,603

	Consumer Staples - 1.5%
1,080,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,227,302
1,160,000	Conagra Brands, Inc.
	11/01/2048, 5.400%	1,382,988
1,460,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,482,551
1,260,000	Molson Coors Brewing Company
	05/01/2042, 5.000%	1,366,768
290,000	Post Holdings, Inc. (a)
	01/15/2028, 5.625%	310,249
1,320,000	Walgreens Boots Alliance, Inc.
	11/18/2044, 4.800%	1,366,150
		7,136,008
	Energy - 8.2%
1,470,000	Apache Corporation
	02/01/2042, 5.250%	1,463,670
1,365,000	Archrock Partners LP / Archrock Partners Finance Corporation (a)
	04/01/2027, 6.875%	1,408,581
1,255,000	Buckeye Partners LP
	12/01/2026, 3.950%	1,164,489
1,325,000	Cimarex Energy Company
	05/15/2027, 3.900%	1,351,518
2,280,000	CNX Resources Corporation (a)
	03/14/2027, 7.250%	1,898,157
1,090,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,129,450
1,390,000	Continental Resources, Inc.
	01/15/2028, 4.375%	1,438,643
1,157,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,619,389
1,560,000	Enable Midstream Partners LP (b)
	05/15/2044, 5.000%	1,355,241
1,169,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	1,489,692
965,000	Enterprise Products Operating LLC (b)
	08/16/2077, 4.875% (3 Month LIBOR USD +2.986%)	951,992
1,810,000	EQT Corporation
	10/01/2027, 3.900%	1,578,699
1,000,000	Halliburton Company
	09/15/2039, 7.450%	1,425,917
1,325,000	Hess Corporation
	01/15/2040, 6.000%	1,533,917
1,140,000	HollyFrontier Corporation
	04/01/2026, 5.875%	1,276,273
1,140,000	Marathon Oil Corporation
	10/01/2037, 6.600%	1,407,845
1,395,000	MPLX LP
	03/01/2027, 4.125%	1,449,121
920,000	Murphy Oil Corporation
	08/15/2025, 5.750%	944,122
1,520,000	National Oilwell Varco, Inc.
	12/01/2042, 3.950%	1,382,862
250,000	NuStar Logistics LP
	04/28/2027, 5.625%	258,706
1,100,000	Occidental Petroleum Corporation
	03/15/2046, 6.600%	1,413,263
1,030,000	ONEOK Partners LP
	10/01/2036, 6.650%	1,272,185
430,000	Parsley Energy LLC / Parsley Finance Corporation (a)
	10/15/2027, 5.625%	445,598
1,435,000	Patterson-UTI Energy, Inc.
	02/01/2028, 3.950%	1,347,366
1,400,000	PBF Holding Company LLC / PBF Finance Corporation
	06/15/2025, 7.250%	1,483,986
1,200,000	Plains All American Pipeline LP / PAA Finance Corporation
	01/15/2037, 6.650%	1,380,142
400,000	Sunoco LP / Sunoco Finance Corporation
	04/15/2027, 6.000%	424,777
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corporation (a)
870,000	09/15/2024, 5.500%	849,329
380,000	01/15/2028, 5.500%	352,390
1,670,000	USA Compression Partners LP / USA Compression Finance Corporation (a)
	09/01/2027, 6.875%	1,712,293
670,000	Valero Energy Corporation
	06/15/2037, 6.625%	884,533
480,000	Valero Energy Partners LP
	12/15/2026, 4.375%	524,360
		38,618,506

	Financials - 4.8%
1,310,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,401,045
1,475,000	AXA Equitable Holdings, Inc.
	04/20/2048, 5.000%	1,593,290
1,550,000	Brighthouse Financial, Inc.
	06/22/2047, 4.700%	1,404,627
1,469,000	Enstar Group Ltd.
	06/01/2029, 4.950%	1,573,022
905,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,395,564
1,350,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,540,110
1,225,000	Legg Mason, Inc.
	01/15/2044, 5.625%	1,378,334
1,375,000	Markel Corporation
	04/05/2046, 5.000%	1,593,225
930,000	MetLife, Inc.
	08/01/2069, 10.750%	1,540,884
1,400,000	Old Republic International Corporation
	08/26/2026, 3.875%	1,480,677
1,370,000	Prudential Financial, Inc. (b)
	09/15/2048, 5.700% (3 Month LIBOR USD +2.665%)	1,569,856
1,500,000	Synchrony Financial
	08/04/2026, 3.700%	1,542,473
1,290,000	The Allstate Corporation (b)
	05/15/2067, 6.500% (3 Month LIBOR USD +2.120%)	1,607,314
1,250,000	Unum Group
	08/15/2042, 5.750%	1,402,771
1,420,000	Voya Financial, Inc. (b)
	05/15/2053, 5.650% (3 Month LIBOR USD +3.580%)	1,495,942
		22,519,134
	Health Care - 1.0%
1,100,000	Aetna, Inc.
	06/15/2036, 6.625%	1,478,743
1,300,000	Allergan Funding SCS
	06/15/2044, 4.850%	1,444,946
1,410,000	Cardinal Health, Inc.
	06/15/2047, 4.368%	1,408,756
200,000	Horizon Pharma USA, Inc. (a)
	08/01/2027, 5.500%	211,096
		4,543,541
	Industrials - 4.3%
80,000	Berry Global, Inc. (a)
	02/15/2026, 4.500%	81,544
1,370,000	BNSF Funding Trust I (b)
	12/15/2055, 6.613% (3 Month LIBOR USD +2.350%)	1,533,057
1,130,000	Carlisle Companies, Inc.
	12/01/2027, 3.750%	1,188,564
1,720,000	Cloud Crane LLC (a)
	08/01/2024, 10.125%	1,780,183
1,435,000	Delta Air Lines, Inc.
	04/19/2028, 4.375%	1,490,274
1,260,000	FedEx Corporation
	01/15/2044, 5.100%	1,416,569
1,410,000	Fluor Corporation
	09/15/2028, 4.250%	1,391,819
260,000	H&E Equipment Services, Inc.
	09/01/2025, 5.625%	274,083
500,000	Harsco Corporation (a)
	07/31/2027, 5.750%	527,512
370,000	Herc Holdings, Inc. (a)
	07/15/2027, 5.500%	388,047
1,485,000	Kirby Corporation
	03/01/2028, 4.200%	1,574,244
1,315,000	Masco Corporation
	04/01/2026, 4.375%	1,427,931
100,000	Masonite International Corporation (a)
	02/01/2028, 5.375%	106,107
1,650,000	Owens Corning
	07/15/2047, 4.300%	1,567,570
1,410,000	Spirit AeroSystems, Inc.
	06/15/2028, 4.600%	1,530,497
100,000	Stericycle, Inc. (a)
	07/15/2024, 5.375%	104,749
760,000	Terex Corporation (a)
	02/01/2025, 5.625%	771,750

1,800,000	Tutor Perini Corporation (a)
	05/01/2025, 6.875%	1,761,750
1,270,000	Westinghouse Air Brake Technologies Corporation (b)
	09/15/2028, 4.950%	1,412,385
		20,328,635
	Information Technology - 2.3%
555,000	Amkor Technology, Inc. (a)
	09/15/2027, 6.625%	607,739
1,210,000	Hewlett Packard Enterprise Company (b)
	10/15/2045, 6.350%	1,444,628
1,300,000	HP, Inc.
	09/15/2041, 6.000%	1,447,929
440,000	Hughes Satellite Systems Corporation
	08/01/2026, 6.625%	484,153
1,365,000	Jabil, Inc.
	01/12/2028, 3.950%	1,411,438
1,315,000	Micron Technology, Inc.
	02/06/2029, 5.327%	1,473,861
520,000	NCR Corporation (a)
	09/01/2029, 6.125%	549,808
195,000	Nuance Communications, Inc.
	12/15/2026, 5.625%	207,640
1,380,000	Seagate HDD Cayman
	06/01/2027, 4.875%	1,459,358
1,400,000	Tech Data Corporation
	02/15/2027, 4.950%	1,429,070
		10,515,624
	Materials - 2.9%
850,000	Allegheny Technologies, Inc. (b)
	08/15/2023, 7.875%	946,679
550,000	CF Industries, Inc.
	03/15/2044, 5.375%	588,555
1,900,000	Cleveland-Cliffs, Inc. (a)
	06/01/2027, 5.875%	1,823,663
740,000	Freeport-McMoRan, Inc.
	11/14/2034, 5.400%	736,169
550,000	Greif, Inc. (a)
	03/01/2027, 6.500%	588,402
1,015,000	International Paper Company
	11/15/2039, 7.300%	1,414,031
1,120,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,173,314
335,000	Olin Corporation
	02/01/2030, 5.000%	333,333
795,000	Sonoco Products Company
	11/01/2040, 5.750%	996,644
1,260,000	The Mosaic Company
	11/15/2043, 5.625%	1,459,063
2,180,000	United States Steel Corporation
	03/15/2026, 6.250%	1,880,304
1,305,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,445,022
		13,385,179
	Real Estate - 1.1%
1,300,000	MPT Operating Partnership LP / MPT Finance Corporation
	10/15/2027, 5.000%	1,368,283
1,290,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,389,039
510,000	Service Properties Trust
	10/01/2024, 4.350%	523,490
220,000	The Howard Hughes Corporation (a)
	03/15/2025, 5.375%	231,367
1,870,000	Washington Prime Group LP (b)
	08/15/2024, 6.450%	1,795,200
		5,307,379
	Utilities - 1.9%
	Calpine Corporation
890,000	01/15/2025, 5.750%	905,575
	Clearway Energy Operating LLC
100,000	08/15/2024, 5.375%	102,750
	Dominion Energy, Inc. (b)
1,185,000	10/01/2054, 5.750% (3 Month LIBOR USD +3.057%)	1,279,854
	Edison International
1,575,000	03/15/2028, 4.125%	1,593,689
	Exelon Generation Company LLC
1,040,000	10/01/2039, 6.250%	1,297,934

	NextEra Energy Capital Holdings, Inc. (b)
1,240,000	12/01/2077, 4.800% (3 Month LIBOR USD +2.409%)	1,266,298
	PSEG Power LLC
715,000	04/15/2031, 8.625%	1,007,413
	The Southern Company (b)
1,430,000	03/15/2057, 5.500% (3 Month LIBOR USD +3.630%)	1,496,387
	Vistra Operations Company LLC (a)
100,000	09/01/2026, 5.500%	105,482
		9,055,382
	TOTAL CORPORATE BONDS (Cost $155,002,666)	163,288,705

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.6%
	Federal Home Loan Banks
400,000	09/10/2021, 3.000%	409,211
315,000	10/12/2021, 3.000%	322,880
375,000	11/29/2021, 1.875%	376,947
365,000	12/10/2021, 2.625%	372,159
240,000	03/11/2022, 2.250%	243,158
245,000	03/11/2022, 2.500%	249,612
175,000	06/10/2022, 2.125%	177,015
150,000	09/09/2022, 2.000%	151,363
50,000	06/09/2023, 2.125%	50,826
100,000	06/09/2028, 3.250%	110,210
220,000	07/15/2036, 5.500%	317,466
		2,780,847
	Federal Home Loan Mortgage Corporation
420,000	08/12/2021, 1.125%	416,468
255,000	01/13/2022, 2.375%	258,838
50,000	06/19/2023, 2.750%	51,936
150,000	09/15/2029, 6.750%	213,250
200,000	03/15/2031, 6.750%	294,062
		1,234,554
	Federal National Mortgage Association
200,000	04/13/2021, 2.500%	202,386
75,000	05/06/2021, 1.250%	74,599
60,000	06/22/2021, 2.750%	61,011
415,000	08/17/2021, 1.250%	412,499
310,000	10/07/2021, 1.375%	308,590
260,000	01/05/2022, 2.000%	261,933
260,000	01/11/2022, 2.625%	265,252
130,000	04/05/2022, 1.875%	130,721
125,000	04/12/2022, 2.250%	126,754
130,000	09/06/2022, 1.375%	129,121
110,000	10/05/2022, 2.000%	111,333
110,000	01/19/2023, 2.375%	112,471
150,000	05/15/2029, 6.250%	205,243
290,000	01/15/2030, 7.125%	425,708
220,000	05/15/2030, 7.250%	327,719
230,000	11/15/2030, 6.625%	332,763
200,000	07/15/2037, 5.625%	294,855
11,000,000	12/15/2040, 3.500% (c)	11,293,047
1,400,000	12/15/2040, 4.500% (c)	1,471,094
7,810,000	12/15/2040, 5.000% (c)	8,344,649
11,000,000	12/15/2041, 4.000% (c)	11,413,789
2,860,000	12/15/2042, 3.000% (c)	2,900,554
		39,206,091
	Government National Mortgage Association
1,200,000	12/15/2040, 3.500% (c)	1,244,493
1,200,000	12/15/2040, 4.000% (c)	1,257,844
1,200,000	12/15/2041, 4.000% (c)	1,246,125
1,200,000	12/15/2041, 4.500% (c)	1,253,953
1,200,000	12/15/2042, 3.000% (c)	1,233,375
1,200,000	12/15/2042, 3.000% (c)	1,233,375
2,310,000	12/15/2042, 3.500% (c)	2,387,617
1,200,000	12/15/2048, 4.500% (c)	1,276,688
		11,133,470
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $54,060,772)	54,354,962

U.S. GOVERNMENT AGENCY ISSUES - 1.3%
	Utilities - 1.3%
	Tennessee Valley Authority
575,000	08/15/2022, 1.875%	577,483
180,000	09/15/2024, 2.875%	189,295
300,000	11/01/2025, 6.750%	382,436
430,000	02/01/2027, 2.875%	457,657
535,000	05/01/2030, 7.125%	786,745
900,000	04/01/2036, 5.880%	1,301,941
755,000	01/15/2038, 6.150%	1,146,203

780,000		09/15/2039, 5.250%	1,092,180
225,000		12/15/2042, 3.500%	259,943
			6,193,883
		TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,712,231)	6,193,883

U.S. GOVERNMENT NOTES/BONDS - 51.5%
		U.S. Treasury Bonds - 18.8%
17,340,000		11/15/2021, 8.000%	19,445,184
1,730,000		02/15/2026, 6.000%	2,168,177
2,180,000		11/15/2026, 6.500%	2,864,188
2,575,000		11/15/2027, 6.125%	3,416,100
2,440,000		08/15/2028, 5.500%	3,175,098
2,405,000		11/15/2028, 5.250%	3,098,645
3,990,000		11/15/2040, 4.250%	5,425,932
3,550,000		02/15/2041, 4.750%	5,144,449
9,100,000		05/15/2041, 4.375%	12,603,678
3,225,000		08/15/2041, 3.750%	4,117,859
1,035,000		02/15/2043, 3.125%	1,211,880
5,330,000		08/15/2043, 3.625%	6,747,447
11,310,000		11/15/2043, 3.750%	14,604,479
3,180,000		02/15/2044, 3.625%	4,036,985
			88,060,101
		U.S. Treasury Notes - 32.7%
9,490,000		08/31/2021, 1.125%	9,403,255
9,925,000		08/31/2021, 2.000%	9,984,317
5,225,000		09/15/2021, 2.750%	5,325,622
6,480,000		09/30/2021, 1.125%	6,419,000
8,600,000		09/30/2021, 2.125%	8,673,906
8,230,000		10/15/2021, 2.875%	8,415,336
7,035,000		10/31/2021, 1.250%	6,983,337
7,460,000		10/31/2021, 2.000%	7,511,433
3,880,000		11/15/2021, 2.000%	3,908,645
5,410,000		11/15/2021, 2.875%	5,538,382
13,605,000		11/30/2021, 1.750%	13,638,747
4,855,000		11/30/2021, 1.875%	4,878,611
8,815,000		12/31/2021, 2.000%	8,882,490
19,385,000		12/31/2021, 2.125%	19,583,015
13,125,000		01/15/2022, 2.500%	13,365,454
4,010,000		01/31/2022, 1.500%	4,000,523
6,800,000		01/31/2022, 1.875%	6,836,523
1,440,000		02/15/2022, 2.000%	1,451,925
5,285,000		02/15/2022, 2.500%	5,385,229
850,000		02/28/2022, 1.750%	852,507
1,065,000		02/28/2022, 1.875%	1,070,991
255,000		08/31/2025, 2.750%	269,812
340,000		11/15/2025, 2.250%	350,625
310,000		05/15/2026, 1.625%	308,402
			153,038,087
		TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $236,019,250)	241,098,188

SHORT-TERM INVESTMENTS - 9.8%
		Money Market Funds - 9.8%
46,103,223		First American Government Obligations Fund - Class X, 1.559% (d) (e)	46,103,223
		TOTAL SHORT-TERM INVESTMENTS (Cost $46,103,223)	46,103,223
		TOTAL INVESTMENTS - 109.0% (Cost $496,898,142)	511,038,961
		Liabilities in Excess of Other Assets - (9.0)%	(42,356,072)
		NET ASSETS - 100.0%	$468,682,889

	Percentages are stated as a percent of net assets.
	(a)
Security exempt form registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2019, the value of these securities amounted to $24,960,428 or 5.3% of net assets.

	(b)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at November 30, 2019.
	(c)	Security purchased on a forward-commitment basis (“TBA commitment”). On November 30, 2019, the total value of TBA commitments was $46,556,603 or 9.9% of net assets.
	(d)	Annualized seven-day yield as of November 30, 2019.
	(e)
All or portion of this security has been pledged as collateral in connection with TBA commitments. At November 30, 2019, the value of securities pledged amounted to $46,103,223. In addition, the Fund held cash collateral in the amount of $500,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2019:

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 163,288,705	$ -	$ 163,288,705
Mortgage Backed Securities - U.S. Government Agency	-	54,354,962	-	$ 54,354,962
U.S. Government Agency Issues	-	6,193,883	-	$ 6,193,883
U.S. Government Notes/Bonds	-	241,098,188	-	$ 241,098,188
Short-Term Investments	46,103,223	-	-	$ 46,103,223
Total Investments in Securities	$ 46,103,223	$ 464,935,738	$ -	$ 511,038,961

^See Schedule of Investments for sector breakouts.
For the period ended November 30, 2019, the Fund did not recognize any transfers into or out of Level 3.